Share Capital and Reserves (Details) - Schedule of incentive stock options outstanding	3 Months Ended
Mar. 31, 2023 $ / shares shares
Share Capital and Reserves (Details) - Schedule of incentive stock options outstanding [Line Items]
Options Outstanding | shares	567,413
Exercise Price | $ / shares	$ 10.33
Weighted Average Remaining Life (years)	4 years 6 months 10 days
June 6, 2023 [Member]
Share Capital and Reserves (Details) - Schedule of incentive stock options outstanding [Line Items]
Options Outstanding | shares	937
Exercise Price | $ / shares	$ 85.5
Weighted Average Remaining Life (years)	2 months 1 day
September 4, 2023 [Member]
Share Capital and Reserves (Details) - Schedule of incentive stock options outstanding [Line Items]
Options Outstanding | shares	688
Exercise Price | $ / shares	$ 44.55
Weighted Average Remaining Life (years)	5 months 1 day
April 2, 2024 [Member]
Share Capital and Reserves (Details) - Schedule of incentive stock options outstanding [Line Items]
Options Outstanding | shares	6,961
Exercise Price | $ / shares	$ 37.8
Weighted Average Remaining Life (years)	1 year
June 27, 2024 [Member]
Share Capital and Reserves (Details) - Schedule of incentive stock options outstanding [Line Items]
Options Outstanding | shares	417
Exercise Price | $ / shares	$ 38.4
Weighted Average Remaining Life (years)	1 year 3 months
September 27, 2024 [Member]
Share Capital and Reserves (Details) - Schedule of incentive stock options outstanding [Line Items]
Options Outstanding | shares	17,086
Exercise Price | $ / shares	$ 67.95
Weighted Average Remaining Life (years)	1 year 6 months
October 22, 2024 [Member]
Share Capital and Reserves (Details) - Schedule of incentive stock options outstanding [Line Items]
Options Outstanding | shares	834
Exercise Price | $ / shares	$ 60.45
Weighted Average Remaining Life (years)	1 year 6 months 29 days
July 24, 2025 [Member]
Share Capital and Reserves (Details) - Schedule of incentive stock options outstanding [Line Items]
Options Outstanding | shares	11,794
Exercise Price | $ / shares	$ 44.7
Weighted Average Remaining Life (years)	2 years 3 months 29 days
July 31, 2025 [Member]
Share Capital and Reserves (Details) - Schedule of incentive stock options outstanding [Line Items]
Options Outstanding | shares	9,610
Exercise Price | $ / shares	$ 44.7
Weighted Average Remaining Life (years)	2 years 3 months 29 days
August 10, 2025 [Member]
Share Capital and Reserves (Details) - Schedule of incentive stock options outstanding [Line Items]
Options Outstanding | shares	833
Exercise Price | $ / shares	$ 44.7
Weighted Average Remaining Life (years)	242 years
June 1, 2026 [Member]
Share Capital and Reserves (Details) - Schedule of incentive stock options outstanding [Line Items]
Options Outstanding | shares	3,788
Exercise Price | $ / shares	$ 105.6
Weighted Average Remaining Life (years)	3 years 2 months 1 day
June 29, 2026 [Member]
Share Capital and Reserves (Details) - Schedule of incentive stock options outstanding [Line Items]
Options Outstanding | shares	1,500
Exercise Price | $ / shares	$ 84.75
Weighted Average Remaining Life (years)	3 years 3 months
August 19, 2026 [Member]
Share Capital and Reserves (Details) - Schedule of incentive stock options outstanding [Line Items]
Options Outstanding | shares	29,682
Exercise Price | $ / shares	$ 63
Weighted Average Remaining Life (years)	3 years 5 months 1 day
March 18, 2027 [Member]
Share Capital and Reserves (Details) - Schedule of incentive stock options outstanding [Line Items]
Options Outstanding | shares	800
Exercise Price | $ / shares	$ 19.8
Weighted Average Remaining Life (years)	4 years
May 10, 2027 [Member]
Share Capital and Reserves (Details) - Schedule of incentive stock options outstanding [Line Items]
Options Outstanding | shares	700
Exercise Price | $ / shares	$ 11.85
Weighted Average Remaining Life (years)	4 years 2 months 1 day
August 17, 2027 [Member]
Share Capital and Reserves (Details) - Schedule of incentive stock options outstanding [Line Items]
Options Outstanding | shares	79,543
Exercise Price | $ / shares	$ 6
Weighted Average Remaining Life (years)	4 years 5 months 1 day
September 20, 2027 [Member]
Share Capital and Reserves (Details) - Schedule of incentive stock options outstanding [Line Items]
Options Outstanding | shares	2,240
Exercise Price | $ / shares	$ 3.45
Weighted Average Remaining Life (years)	4 years 6 months
February 13, 2028 [Member]
Share Capital and Reserves (Details) - Schedule of incentive stock options outstanding [Line Items]
Options Outstanding | shares	400,000
Exercise Price | $ / shares	$ 0.9
Weighted Average Remaining Life (years)	5 years